Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Expenses
The share-based compensation expense included in the determination of net earnings was:

Years ended December 31,	2022	2021

Equity settled share-based payments	$1,558	$1,783

Deferred share units	3,622	3,053

Phantom share entitlement plan	117	102

Performance share units	4,172	3,470

Restricted share units	4,454	2,751

Cash performance target	2,239	1,778

Share-based compensation expense	$16,162	$12,937

Summary of Equity-Settled Share-Based Payments
(b)	Equity-Settled Share-Based Payments

	2022		2021
Years ended December 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding, beginning of period	4,456,444	$11.66	4,057,142	$12.78

Granted	-	-	654,847	7.85

Exercised 1	(47,120)	5.51	-	-

Forfeited	(27,286)	13.51	(24,267)	9.25

Expired	(1,292,809)	13.98	(231,278)	20.75

Options outstanding, end of period	3,089,229	$10.77	4,456,444	$11.66

Options exercisable, end of period	1,671,421	$12.48	2,445,230	$13.62
1
The weighted average share price of options at the date of exercise for the year ended December 31, 2022 was $8.03 (December 31, 2021 – nil).

Summary of Options Outstanding and Exercisable
The following table summarizes options outstanding and exercisable at December 31, 2022:

	Options Outstanding Options Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price

$5.51 – $6.68	783,880	4.62	$5.51	286,552	4.62	$5.51

$6.69 – $13.51	1,072,991	4.30	9.81	460,251	2.95	11.48

$13.52 – $16.12	1,232,358	2.86	14.95	924,618	2.70	15.14

Total	3,089,229	3.81	$10.77	1,671,421	3.10	$12.48

Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of DSUs	Weighted average grant date fair value per unit

DSUs outstanding, January 1, 2022	1,406,170	$10.51

Granted	307,037	7.12

In lieu of dividends	20,806	6.86

Vested	(108,500)	5.45

DSUs outstanding, December 31, 2022	1,625,513	$10.16

Phantom Share Entitlement Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of PSEs	Weighted average grant date fair value per unit

PSEs outstanding, January 1, 2022	222,920	$12.15

Expired	(22,669)	11.69

PSEs outstanding, December 31, 2022	200,251	$12.21

Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of PSUs	Weighted average grant date fair value per unit

PSUs outstanding, January 1, 2022	1,308,416	$9.02

Granted	634,382	6.29

In lieu of dividends	17,835	6.93

Vested	(318,887)	6.10

PSUs outstanding, December 31, 2022	1,641,746	$8.51

Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of RSUs	Weighted average grant date fair value per unit

RSUs outstanding, January 1, 2022	896,474	$7.62

Granted	995,336	6.29

Acquisition (Note 7)	572,260	6.29

In lieu of dividends	11,344	6.98

Vested	(394,537)	6.15

Forfeited	(79,044)	6.73

RSUs outstanding, December 31, 2022	2,001,833	$6.90